Schedule of Cash Flows from the Discontinued Operation (Details) (USD $)	12 Months Ended										117 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2014	Jul. 15, 2014
Net loss for the year	$ (1,162,625)	$ (20,106,911)	$ (5,270,719)	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (3,189,473)	$ (1,881,910)	$ (233,900)	$ (97,637)	$ (42,779,688)
Impairment of mineral properties	0	17,448,198	0								17,448,198
Depreciation	46,981	46,316	112,163								648,168
Gain on sale of capital assets	0	0	100								111,919
Share-based Compensation	64,171	190,292	581,295								1,558,668
Prepaids and advances	(51,677)	(140,541)	129,659								60,968
Due from related parties	25,230	0	0								25,230
Accounts payable	(329,490)	166,981	(162,028)								146,711
Cash used in operating activities	(1,460,121)	(1,986,359)	(5,028,776)								(21,667,878)
Cash provided by (used in) financing activities	921,292	243,394	(48,496)								21,608,127
Proceeds from disposal of capital assets	0	84,163	100								264,835
Proceeds from sale of discontinued operation	800,000	0	0								800,000
Cash provided by investing activities	808,369	84,163	(168,229)								360,000
Net (decrease) increase in cash	269,540	(1,658,802)	(5,245,501)								300,249
Cash, beginning of the year	27,910	1,598,773										27,910
Cash balance included in net assets disposed	5,657	2,799	90,738								5,657
Cash, end of the year	294,592	27,910	1,598,773								294,592
Discontinued Operations [Member]
Net loss for the year		(18,526,720)	(2,522,840)									(107,956)
Impairment of mineral properties	0	17,448,198	0									0
Depreciation	7,312	46,723	56,994									7,312
Gain on sale of capital assets	0	(42,292)	0									0
Loss from discontinued operation		0	0									12,621
Share-based Compensation		112,033	374,096									3,196
Prepaids and advances		51,317	7,190									2,980
Due from related parties		0	(93,908)									0
Accounts payable		5,472	138,460									(213,461)
Cash used in operating activities		(905,269)	(2,040,008)									(295,308)
(Repayment to)/advance from parent		733,167	1,989,070									(501,834)
Cash provided by (used in) financing activities		733,167	1,989,070									(501,834)
Proceeds from disposal of capital assets		84,163	0									0
Proceeds from sale of discontinued operation		0	0									800,000
Cash provided by investing activities		84,163	0									800,000
Net (decrease) increase in cash		(87,939)	(50,938)									2,858
Cash, beginning of the year	2,799	90,738	141,676									2,799
Cash balance included in net assets disposed		0	0									(5,657)
Cash, end of the year		$ 2,799	$ 90,738									$ 0